GOODWILL	6 Months Ended
Sep. 30, 2024
GOODWILL
GOODWILL

NOTE 5 – GOODWILL

Goodwill consisted of the following as of September 30, 2024 and March 31, 2024:

	As of September 30,	As of March 31,
	2024	2024
Goodwill, gross (Note 12)	$5,184,036	$5,184,036
Less: impairment	(1,807,850)	(1,807,850)
Goodwill, net	$3,376,186	$3,376,186

The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of developing AI-powered applications

As of September 30, 2024, the company concluded that there was no impairment of goodwill.